Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis	The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		June 30, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $	Carrying Amount Asset / (Liability) $	Fair Value Asset / (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 16)	Level 1	66,397	66,397	103,146	103,146
Derivative instruments (note 8)
Interest rate swap agreement	Level 2	(195)	(195)	(886)	(886)
Freight forward agreements	Level 2	(336)	(336)	—	—

Non-recurring:
Operating lease right-of-use assets	Level 2	—	—	1,799	1,799
Vessels and equipment (note 15)	Level 2	125,125	125,125	59,250	59,250
Vessels related to finance leases (note 15)	Level 2	26,250	26,250	—	—
Assets held for sale (note 15)	Level 2	11,270	11,270	31,680	31,680

Other:
Short-term debt (note 5)	Level 2	(10,000)	(10,000)	(10,000)	(10,000)
Advances to equity-accounted joint venture	Note (1)	3,780	Note (1)	5,280	Note (1)
Long-term debt, including current portion (note 6)	Level 2	(293,599)	(298,704)	(242,961)	(248,738)
Obligations related to finance leases, including current portion (note 7)	Level 2	(292,757)	(309,164)	(360,043)	(411,740)

(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests as at June 30, 2021 and December 31, 2020 were not determinable.